Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Components of Other Current and Other Liabilities

The following tables detail our other current liabilities and other liabilities at December 31, 2013 and 2012:

	December 31,
	2013	2012
Other current liabilities:
Accrued salaries, wages and related costs	$300.6	$262.2
Accrued operating expenses	303.3	319.1
Income taxes payable	35.6	23.5
Accrued customer volume rebates	176.5	167.4
Accrued interest	67.4	63.4
Accrued employee benefit liability	7.0	9.7

Total	$890.4	$845.3

	December 31,
	2013	2012
Other liabilities:
Accrued employee benefit liability	$262.0	$291.5
Other postretirement liability	70.1	77.3
Other various liabilities	315.8	276.1

Total	$647.9	$644.9